UNITED STATED

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number                   811-04466

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Monetta Fund, Inc.

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 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100, Wheaton, IL   60189

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 (Address of principal executive offices)          (Zip code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100 Wheaton, IL   60189

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 (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 462-9800

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Date of fiscal year end:  December 31

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Date of reporting period:  July 1, 2008 - June 30, 2009

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.

Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

Exhibit A

ICA File Number:   811-04466

Reporting Period:  07/01/2008 – 06/30/2009

Monetta Fund, Inc.

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	DESCRIPTION OF VOTE	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Precision Castparts Corp.	PCP	740189105	Annual	08/12/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve 2008 Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Approve Amendments to 2001 Stock Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
CME Group, Inc.	CME	12572Q105	Special	08/18/2008	1) Approve Amended/Restated Certificate of Incorporation, Increase Number of Board Members to 33 Directors	MGMT	FOR	FOR
					2) Approve Issuance of Class A Common Stock, Pursuant to Agreement and Plan of Merger	MGMT	FOR	FOR
					3) Adjourn Meeting, Solicit Additional Proxies, if Necessary	MGMT	FOR	FOR
Medtronic, Inc.	MDT	585055106	Annual	08/21/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve 2008 Stock Award and Incentive Plan	MGMT	FOR	FOR
Discovery Holding Co. – CL A	DISC.A	25468Y107	Annual	09/16/2008	5) For the Recommended Directors	MGMT	FOR	FOR
					1) Proposal to Adopt Agreement and Plan of Merger	MGMT	FOR	FOR
					2) Approve Issuance of Series A and C Convertible Preferred Stock, to Advance/Newhouse Programming Partnership	MGMT	FOR	FOR
					3) Approve Increase in Shares of Common and Preferred Stock	MGMT	FOR	FOR
					4) Approve Increase in Shares of Common Stock, with Respect to Grants Under the 2005 Incentive Plan	MGMT	FOR	FOR
					6) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
The Mosaic Co.	MOS	61945A107	Annual	10/09/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Oracle Corp.	ORCL	68389X105	Annual	10/10/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Adoption of 2009 Executive Bonus Plan	MGMT	FOR	FOR
					3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Executive Compensation	SHDLR	AGAINST	AGAINST

Visa, Inc. – CL A	V	92826C839	Special	10/14/2008	1) Approve Amendments to Certificate of Incorporation, Eliminating Unnecessary Provisions and Synchronizing Director Terms with Annual Meeting Schedule	MGMT	FOR	FOR
Cal-Maine Foods, Inc.	CALM	128030202	Annual	10/02/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation, Equal Dividends per Share for Common and Class A Stock	MGMT	FOR	FOR
					3) Shareholder Proposal – Adopt Resolution Proposed by the Humane Society of the United States	SHDLR	AGAINST	AGAINST
Sirius XM Radio, Inc.	SIRI	82967N108	Annual	12/18/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation – Increase Authorized Shares	MGMT	AGAINST	FOR
					3) Amend Certificate of Incorporation – Effect Reverse Stock Split	MGMT	AGAINST	FOR
					4) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
Bally Technologies, Inc.	BYI	05874B107	Annual	12/10/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment Independent Registered Public Accountants	MGMT	FOR	FOR
Petroleo Brasileiro S.A.	PBR	71654V408	Special	11/24/2008	1) Approve Proposed Acquisition	MGMT	FOR	ABSTAIN
					2) Approve Appointment of Valuation Company	MGMT	FOR	ABSTAIN
Parexel Int’l Corp.	PRXL	699462107	Annual	12/11/2008	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Transocean, Inc.	RIG	G90073100	Special	12/08/2008	1) Approve Merger Transaction	MGMT	FOR	FOR
					2) Adjourn the Meeting to Solicit Additional Proxies, if Required	MGMT	FOR	FOR
Visa, Inc.	V	92826C839	Special	12/16/2008	1) Approve Amendments to Certificate of Incorporation – Make Clarifying Modifications	MGMT	FOR	FOR
Baidu.com	BIDU	056752108	Annual	12/16/2008	1) Repurchase of Company Shares	MGMT	FOR	FOR
					2) Amend Articles of Association	MGMT	FOR	FOR
					3) Change of Company Name	MGMT	FOR	FOR
					4) Adopt Amended/Restated Articles of Association	MGMT	FOR	FOR
					5) Amend 2000 Option Plan	MGMT	FOR	FOR
					6) Adopt 2008 Share Incentive Plan	MGMT	FOR	FOR
Jacobs Engineering Group, Inc.	JEC	469814107	Annual	01/22/2009	1A) Election of Director – J.R. Bronson	MGMT	FOR	FOR
					1B) Election of Director – Thomas M.T. Niles	MGMT	FOR	FOR
					1C) Election of Director – N.G. Watson	MGMT	FOR	FOR
					1D) Election of Director – J.F. Coyne	MGMT	FOR	FOR
					2) Approve Amended/Restated 1989 Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Approve Amended/Restated 1999 Stock Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

Commercial Metals Co.	CMC	201723103	Annual	01/22/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Additions to Written Non-Discrimination Policy	SHDLR	AGAINST	AGAINST
Foster Wheeler Ltd.	FWLT	G36535139	Special	01/27/2009	1) Approve Proposed Changes in Proxy Statement	MGMT	FOR	FOR
					2) Adjourn Meeting to Solicit Proxies, if Required	MGMT	FOR	FOR
Dolby Laboratories, Inc.	DLB	25659T107	Annual	02/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend and Restate the Company’s By Laws, Change Procedures for Special Meetings and Advance Notice of Director Nominations	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Varian Medical Systems, Inc.	VAR	92220P105	Annual	02/12/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Amended and Restated 2005 Omnibus Stock Plan	MGMT	FOR	FOR
					3) Approve Management Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Core Laboratories N.V.	CLB	N22717107	Special	01/29/2009	Authorize Management Board to Repurchase 25.6% of Issued Share Capital, until 07/29/2010	MGMT	FOR	FOR
Apple, Inc.	AAPL	037833100	Annual	02/25/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					3) Shareholder Proposal – Adoption of Principles for Healthcare Reform	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Advisory Vote on Compensation	SHDLR	AGAINST	AGAINST
Qualcomm. Inc.	QCOM	747525103	Annual	03/03/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Public Accountants	MGMT	FOR	FOR

The Walt Disney Co.	DIS	254687106	Annual	03/10/2009	1a) Election of Director – Susan E. Arnold	MGMT	FOR	FOR
					1b) Election of Director – John E. Bryson	MGMT	FOR	FOR
					1c) Election of Director – John S. Chen	MGMT	FOR	FOR
					1d) Election of Director – Judith L. Estrin	MGMT	FOR	FOR
					1e) Election of Director – Robert A. Iger	MGMT	FOR	FOR
					1f) Election of Director – Steven P. Jobs	MGMT	FOR	FOR
					1g) Election of Director – Fred H. Langhammer	MGMT	FOR	FOR
					1h) Election of Director – Aylwin B. Lewis	MGMT	FOR	FOR
					1i) Election of Director – Monica C. Lozano	MGMT	FOR	FOR
					1j) Election of Director – Robert W. Matschullat	MGMT	FOR	FOR
					1k) Election of Director – John E. Pepper, Jr.	MGMT	FOR	FOR
					1l) Election of Director – Orin C. Smith	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					3) Approve Amendment to Amended/Restated 2005 Stock Incentive Plan	MGMT	FOR	FOR
					4) Approve Terms of Amended/Restated 2002 Executive Performance Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Death Benefit Payments	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
General Electric Co.	GE	369604103	Annual	04/22/2009	A1) Election of Director – James I. Cash, Jr.	MGMT	FOR	FOR
					A2) Election of Director – William M. Castell	MGMT	FOR	FOR
					A3) Election of Director – Ann M. Fudge	MGMT	FOR	FOR
					A4) Election of Director – Susan Hockfield	MGMT	FOR	FOR
					A5) Election of Director – Jeffrey R. Immelt	MGMT	FOR	FOR
					A6) Election of Director – Andrea Jung	MGMT	FOR	FOR
					A7) Election of Director – Alan G. (A.G.) Lafley	MGMT	FOR	FOR
					A8) Election of Director – Robert W. Lane	MGMT	FOR	FOR
					A9) Election of Director – Ralph S. Larsen	MGMT	FOR	FOR
					A10) Election of Director – Rochelle B. Lazarus	MGMT	FOR	FOR
					A11) Election of Director – James J. Mulva	MGMT	FOR	FOR
					A12) Election of Director – Sam Nunn	MGMT	FOR	FOR
					A13) Election of Director – Roger S. Penske	MGMT	FOR	FOR
					A14) Election of Director – Robert J. Swieringa	MGMT	FOR	FOR
					A15) Election of Director – Douglas A. Warner III	MGMT	FOR	FOR
					B1) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR
					C1) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					C2) Shareholder Proposal – Executive Compensation Advisory Vote	SHDLR	AGAINST	AGAINST
					C3) Shareholder Proposal – Independent Study Regarding Breakup of GE	SHDLR	AGAINST	AGAINST
					C4) Shareholder Proposal – Dividend Policy	SHDLR	AGAINST	AGAINST
					C5) Shareholder Proposal – Shareholder Vote on Golden Parachutes	SHDLR	FOR	AGAINST

Visa, Inc.	V	92826C839	Annual	04/21/2009	1A) Election of Class I Director, Until 2011 - Hani Al-Qadi	MGMT	FOR	FOR
					1B) Election of Class I Director, Until 2011 - Charles T. Doyle	MGMT	FOR	FOR
					1C) Election of Class I Director, Until 2011 - Peter Hawkins	MGMT	FOR	FOR
					1D) Election of Class I Director, Until 2011 - David I. McKay	MGMT	FOR	FOR
					1E) Election of Class I Director, Until 2011 - Charles W. Scharf	MGMT	FOR	FOR
					1F) Election of Class I Director, Until 2011 - S. Schulin-Zeuthen	MGMT	FOR	FOR
					2A) Election of Class II Director, Until 2012 - Thomas J. Campbell	MGMT	FOR	FOR
					2B) Election of Class II Director, Until 2012 - Gary P. Coughlin	MGMT	FOR	FOR
					2C) Election of Class II Director, Until 2012 - Mary B. Cranston	MGMT	FOR	FOR
					2D) Election of Class II Director, Until 2012 – F.J. Fernandez-Carbajal	MGMT	FOR	FOR
					2E) Election of Class II Director, Until 2012 – Suzanne N. Johnson	MGMT	FOR	FOR
					2F) Election of Class II Director, Until 2012 – Joseph P. Saunders	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Suntrust Banks, Inc.	STI	867914103	Annual	04/28/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Approve 2009 Stock Plan	MGMT	FOR	FOR
					4) Advisory Proposal – Shareholder Approval of Executive Compensation	MGMT	FOR	FOR
Potash Corp. of Saskatechwan, Inc.	POT	72755L107	Annual	05/07/2009	1-01) Election of Director – C.M. Burley	MGMT	FOR	FOR
					1-02) Election of Director – W.J. Doyle	MGMT	FOR	FOR
					1-03) Election of Director – J.W. Estey	MGMT	FOR	FOR
					1-04) Election of Director – C.S. Hoffman	MGMT	FOR	FOR
					1-05) Election of Director – D.J. Howe	MGMT	FOR	FOR
					1-06) Election of Director – A.D. Laberge	MGMT	FOR	FOR
					1-07) Election of Director – K.G. Martell	MGMT	FOR	FOR
					1-08) Election of Director – J.J. McGaig	MGMT	FOR	FOR
					1-09) Election of Director – M. Mogford	MGMT	FOR	FOR
					1-10) Election of Director – P.J. Schoenhals	MGMT	FOR	FOR
					1-11) Election of Director – E.R. Stromberg	MGMT	FOR	FOR
					1-12) Election of Director – V. De Paliza	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Approve Adoption of Performance Option Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST

Burlington Northern Santa Fe Corp.	BNI	12189T104	Annual	04/23/2009	1A) Election of Director – A.L. Boeckmann	MGMT	FOR	FOR
					1B) Election of Director – D.G. Cook	MGMT	FOR	FOR
					1C) Election of Director – V.S. Martinez	MGMT	FOR	FOR
					1D) Election of Director – M.F. Racicot	MGMT	FOR	FOR
					1E) Election of Director – R.S. Roberts	MGMT	FOR	FOR
					1F) Election of Director – M.K. Rose	MGMT	FOR	FOR
					1G) Election of Director – M.J. Shapiro	MGMT	FOR	FOR
					1H) Election of Director – J.C. Watts, Jr.	MGMT	FOR	FOR
					1I) Election of Director – R.H. West	MGMT	FOR	FOR
					1J) Election of Director – J.S. Whisler	MGMT	FOR	FOR
					1K) Election of Director – E.E. Whitacre, Jr.	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Shareholder Proposal – Advisory Vote on Executive Pay	SHDLR	AGAINST	AGAINST
					4) Shareholder Proposal – Special Shareowner Meetings	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Report on Political Contributions	SHDLR	AGAINST	AGAINST
Schlumberger Ltd.	SLB	806857108	Annual	04/08/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt and Approve Financials and Dividends	MGMT	FOR	FOR
					3) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					4) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
United States Steel Corp.	X	912909108	Annual	04/28/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Wells Fargo & Co.	WFC	949746101	Annual	04/28/2009	1a) Election of Director – John D. Baker II	MGMT	FOR	FOR
					1b) Election of Director – John S. Chen	MGMT	FOR	FOR
					1c) Election of Director – Lloyd H. Dean	MGMT	FOR	FOR
					1d) Election of Director – Susan E. Engel	MGMT	FOR	FOR
					1e) Election of Director – Enrique Hernandez, Jr.	MGMT	FOR	FOR
					1f) Election of Director – Donald M. James	MGMT	FOR	FOR
					1g) Election of Director – Robert I. Joss	MGMT	FOR	FOR
					1h) Election of Director – Richard M. Kovacevich	MGMT	FOR	FOR
					1i) Election of Director – Richard D. McCormick	MGMT	FOR	FOR
					1j) Election of Director – Mackey J. McDonald	MGMT	FOR	FOR
					1k) Election of Director –Cynthia H. Milligan	MGMT	FOR	FOR
					1l) Election of Director – Nicholas G. Moore	MGMT	FOR	FOR
					1m) Election of Director – Philip J. Quigley	MGMT	FOR	FOR
					1n) Election of Director – Donald B. Rice	MGMT	FOR	FOR
					1o) Election of Director – Judith M. Runstad	MGMT	FOR	FOR

Wells Fargo & Co. (cont’d)	WFC	949746101	Annual	04/28/2009	1p) Election of Director – Stephen W. Sanger	MGMT	FOR	FOR
					1q) Election of Director – Robert K. Steel	MGMT	FOR	FOR
					1r) Election of Director – John G. Stumpf	MGMT	FOR	FOR
					1s) Election of Director – Susan G. Swenson	MGMT	FOR	FOR
					2) Approve Non-Binding Advisory Resolution Regarding Executive Compensation	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					4) Approve Amendment to Long-Term Incentive Compensation Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Amend Corporate By Laws to Require Independent BOD Chairman	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Report on Political Contributions	SHDLR	AGAINST	AGAINST
Suncor Energy, Inc.	SU	867229106	Annual	04/23/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Appoint Auditor of the Corporation	MGMT	FOR	FOR
Petroleo Brasileiro S.A.	PBR	71654V408	Annual	04/08/2009	1) Management Report, Financial Statements and Audit Committee Report for Fiscal Year 2008	MGMT	FOR	FOR
					2) Capital Budget for Fiscal 2009	MGMT	FOR	FOR
					3) Distribution of Results for Fiscal 2008	MGMT	FOR	FOR
					4) Election of Members of Board of Directors	MGMT	FOR	FOR
					5) Election of Board Chairman	MGMT	FOR	FOR
					6) Election of Members of Audit Board and Substitutes	MGMT	FOR	FOR
					7) Establish Mgmt and Audit Committee Member Compensation, including Profit Participation	MGMT	FOR	FOR
IDEXX Laboratories, Inc.	IDXX	45168D104	Annual	05/06/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Adopt 2009 Stock Incentive Plan	MGMT	FOR	FOR
					3) Amend 1997 Employee Stock Purchase Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					5) To conduct Such Other Business as May Properly Come Before the Annual Meeting	MGMT	FOR	FOR
Bucyrus Int’l, Inc.	BUCY	118759109	Annual	04/23/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Google, Inc.	GOOG	38259P508	Annual	05/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Stock Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Shareholder Proposal – Political Contribution Disclosure	SHDLR	FOR	FOR
					5) Shareholder Proposal – Internet Censorship	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Health Care Reform	SHDLR	AGAINST	AGAINST

Peabody Energy Corp.	BTU	704549104	Annual	05/07/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Reapproval of the Material Terms of the Performance Measures under the 2004 Long-Term Equity Incentive Plan	MGMT	FOR	FOR
Foster Wheeler AG	FWLT	H27178104	Annual	05/06/2009	1A) Election of Director – Robert C. Flexon	MGMT	FOR	FOR
					1B) Election of Director – Maureen B. Tart-Bezer	MGMT	FOR	FOR
					1C) Election of Director – James D. Woods	MGMT	FOR	FOR
					2) Election of Independent Auditor	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Appoint Proxies to Vote as Follows, on Other Matters Raised Before the Board	MGMT	FOR	FOR
The Goldman Sachs Group, Inc.	GS	38141G104	Annual	05/08/2009	1a) Election of Director – Lloyd C. Blankfein	MGMT	FOR	FOR
					1b) Election of Director – John H. Bryan	MGMT	FOR	FOR
					1c) Election of Director – Gary D. Cohn	MGMT	FOR	FOR
					1d) Election of Director – Claes Dahlback	MGMT	FOR	FOR
					1e) Election of Director – Stephen Friedman	MGMT	FOR	FOR
					1f) Election of Director – William W. George	MGMT	FOR	FOR
					1g) Election of Director – Rajat K. Gupta	MGMT	FOR	FOR
					1h) Election of Director – James A. Johnson	MGMT	FOR	FOR
					1i) Election of Director – Lois D. Juliber	MGMT	FOR	FOR
					1j) Election of Director – Lakshmi N. Mittal	MGMT	FOR	FOR
					1k) Election of Director – James J. Schiro	MGMT	FOR	FOR
					1l) Election of Director – Ruth J. SImmons	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting firm	MGMT	FOR	FOR
					3) Advisory Vote to Approve Executive Compensation	MGMT	FOR	FOR
					4) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Simple Majority Vote	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Amend By Laws to Provide for a Board Committee on US Economic Security	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST

EMC Corp.	EMC	268648102	Annual	05/06/2009	1A) Election of Director – Michael W. Brown	MGMT	FOR	FOR
					1B) Election of Director – Randolph L. Cowen	MGMT	FOR	FOR
					1C) Election of Director – Michael J. Cronin	MGMT	FOR	FOR
					1D) Election of Director – Gail Deegan	MGMT	FOR	FOR
					1E) Election of Director – John R. Egan	MGMT	FOR	FOR
					1F) Election of Director – W. Paul Fitzgerald	MGMT	FOR	FOR
					1G) Election of Director – Edmund F. Kelly	MGMT	FOR	FOR
					1H) Election of Director – Windle B. Priem	MGMT	FOR	FOR
					1I) Election of Director – Paul Sagan	MGMT	FOR	FOR
					1J) Election of Director – David N. Strohm	MGMT	FOR	FOR
					1K) Election of Director – Joseph M. Tucci	MGMT	FOR	FOR
					2) Ratify Selection of independent Auditors	MGMT	FOR	FOR
					3) Approve Amendment to Employee Stock Purchase Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Approve Amendment to Corporate By Laws, Reduction of Percentage of Shares Required for Shareholders to Call a Special Meeting	MGMT	FOR	FOR
					5) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Southwestern Energy Co.	SWN	8454637109	Annual	05/19/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
CME Group, Inc.	CME	12572Q105	Annual	05/13/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amended/Restated Omnibus Stock Plan	MGMT	FOR	FOR
					3) Approve Amended/Restated 2005 Director Stock Plan	MGMT	FOR	FOR
					4) Approve Amended/Restated Incentive Plan for Highly Compensated Executive Officers	MGMT	FOR	FOR
					5) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Intercontinental Exchange, Inc.	ICE	45865V100	Annual	05/14/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Executive Bonus Plan	MGMT	FOR	FOR
					3) Approve 2009 Omnibus Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
Medco Health Solutions, Inc.	MHS	58405U102	Annual	05/21/2009	1A) Election of Director – Charles M. Lillis	MGMT	FOR	FOR
					1B) Election of Director – William L. Roper	MGMT	FOR	FOR
					1C) Election of Director – David D. Stevens	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Approve Executive Annual Incentive Plan	MGMT	FOR	FOR

Transocean Ltd.	RIG	H8817H100	Annual	05/15/2009	1) Approve 2008 Annual Report, Consolidated Financial Statements and Statutory Financial Statements	MGMT	FOR	FOR
					2) Discharge Board of Directors and Executive Officers for Fiscal Year 2008	MGMT	FOR	FOR
					3) Appropriate Available Retained Earnings, Without Dividend Payout, and Release Certain Legal Reserves to Other Reserves	MGMT	FOR	FOR
					4) Authorization of Share Repurchase Program	MGMT	FOR	FOR
					5) Approve Amended/Restated Long-Term Incentive Plan	MGMT	FOR	FOR
					6A) Reelection of Class I Director, for Three Year Term – W. Richard Anderson	MGMT	FOR	FOR
					6B) Reelection of Class I Director, for Three Year Term – Richard L. George	MGMT	FOR	FOR
					6C) Reelection of Class I Director, for Three Year Term – Robert L. Long	MGMT	FOR	FOR
					6D) Reelection of Class I Director, for Three Year Term – Edward R. Muller	MGMT	FOR	FOR
					6E) Reelection of Class III Director, for Two Year Term – Victor E. Grijalva	MGMT	FOR	FOR
					7) Ratify Appointment of Independent Registered Public Accounting Firm and Auditor	MGMT	FOR	FOR
Halliburton Co.	HAL	406216101	Annual	05/20/2009	1a) Election of Director – A.M. Bennett	MGMT	FOR	FOR
					1b) Election of Director – J.R. Boyd	MGMT	FOR	FOR
					1c) Election of Director – M. Carroll	MGMT	FOR	FOR
					1d) Election of Director – S.M. Gillis	MGMT	FOR	FOR
					1e) Election of Director – J.T. Hackett	MGMT	FOR	FOR
					1f) Election of Director – D.J. Lesar	MGMT	FOR	FOR
					1g) Election of Director – R.A. Malone	MGMT	FOR	FOR
					1h) Election of Director – J.L. Martin	MGMT	FOR	FOR
					1i) Election of Director – J.A. Precourt	MGMT	FOR	FOR
					1j) Election of Director – D.L. Reed	MGMT	FOR	FOR
					2) Ratify Selection of Auditors	MGMT	FOR	FOR
					3) Approve Amendment/Restatement of 1993 Stock and Incentive Plan	MGMT	FOR	FOR
					4) Approve Amendment/Restatement of 2002 Employee Stock Purchase Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Human Rights Policy	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Political Contributions	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Carbon Energy Report	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Additional Compensation Discussion and Analysis Disclosure	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Special Shareowner Meetings	SHDLR	AGAINST	AGAINST

JPMorgan Chase & Co.	JPM	46625H100	Annual	05/19/2009	1a) Election of Director – Crandall C. Bowles	MGMT	FOR	FOR
					1b) Election of Director – Stephen B. Burke	MGMT	FOR	FOR
					1c) Election of Director – David M. Cote	MGMT	FOR	FOR
					1d) Election of Director – James S. Crown	MGMT	FOR	FOR
					1e) Election of Director – James Dimon	MGMT	FOR	FOR
					1f) Election of Director – Ellen V. Futter	MGMT	FOR	FOR
					1g) Election of Director – William H. Gray, III	MGMT	FOR	FOR
					1h) Election of Director – Laban P. Jackson, Jr.	MGMT	FOR	FOR
					1i) Election of Director – David C. Novak	MGMT	FOR	FOR
					1j) Election of Director – Lee. R. Raymond	MGMT	FOR	FOR
					1k) Election of Director – William C. Weldon	MGMT	FOR	FRO
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Advisory Vote on Executive Compensation	MGMT	FOR	FOR
					4) Shareholder Proposal – Governmental Service Report	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Cumulative Voting	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Special Shareowner Meetings	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Credit Card Lending Practices	SHDLR	AGAINST	AGAINST
					8) Shareholder Proposal – Changes to KEPP	SHDLR	AGAINST	AGAINST
					9) Shareholder Proposal – Share Retention	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Carbon Principles Report	SHDLR	AGAINST	AGAINST
Mastercard, Inc.	MA	57636Q104	Annual	06/09/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment of Sections 6.1(A) and 6.4(B) of the Amended/Restated Certificate of Incorporation	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
First Solar, Inc.	FSLR	336433107	Annual	06/04/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
AMR Corp.	AMR	001765106	Annual	05/20/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Auditors	MGMT	FOR	FOR
					3) Approve 2009 Long Term Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Cumulative Voting for Director Elections	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Special Shareholder Meetings	SHDLR	AGAINST	AGAINST
Express Scripts, Inc.	ESRX	302182100	Annual	05/27/2099	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Registered Public Accountants	MGMT	FOR	FOR

McDonald’s Corp.	MCD	580135101	Annual	05/27/2009	1A) Election of Director – Robert A. Eckert	MGMT	FOR	FOR
					1B) Election of Director – Enrique Hernandez, Jr.	MGMT	FOR	FOR
					1C) Election of Director – Jeanne P. Jackson	MGMT	FOR	FOR
					1D) Election of Director – Andrew J. McKenna	MGMT	FOR	FOR
					2) Approve Appointment of Independent Registered Public Accounting Firm/Independent Auditors	MGMT	FOR	FOR
					3) Approve Performance Goals Under Amended/Restated 2001 Omnibus Stock Ownership Plan	MGMT	FOR	FOR
					4) Approve 2009 Cash Incentive Plan	MGMT	FOR	FOR
					5) Shareholder Proposal – Shareholder Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Use of Cage-Free Eggs	SHDLR	AGAINST	AGAINST
Continental Airlines, Inc.	CAL	210795308	Annual	06/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Amend 2004 Employee Stock Purchase Plan	MGMT	FOR	FOR
					3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					4) Shareholder Proposal – Discontinue Stock Option Grants to Senior Executives	SHDLR	AGAINST	AGAINST
					5) Shareholder Proposal – Reincorporate in North Dakota	SHDLR	AGAINST	AGAINST
					6) Stock Beneficially Owned by US Citizens	MGMT	FOR	NONE
Las Vegas Sands Corp.	LVS	517834107	Annual	06/10/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					3) Shareholder Proposal – Sustainability Report	SHDLR	AGAINST	AGAINST
Suncor Energy, Inc.	SU	867229106	Annual/Special	06/04/2009	101) Election of Director – Mel E. Benson	MGMT	FOR	FOR
					102) Election of Director – Brian A. Canfield	MGMT	FOR	FOR
					103) Election of Director – Bryan P. Davies	MGMT	FOR	FOR
					104) Election of Director – Brian A. Felesky	MGMT	FOR	FOR
					105) Election of Director – John T. Ferguson	MGMT	FOR	FOR
					106) Election of Director – Douglas Ford	MGMT	FOR	FOR
					107) Election of Director – Richard L. George	MGMT	FOR	FOR
					108) Election of Director – John R. Huff	MGMT	FOR	FOR
					109) Election of Director – M. Ann McCaig	MGMT	FOR	FOR
					110) Election of Director – Michael W. O’Brien	MGMT	FOR	FOR
					111) Election of Director – Eira M. Thomas	MGMT	FOR	FRO
					2) Plan of Merger – Suncor Energy and Petro-Canada	MGMT	FOR	FOR
					3) Adopt Stock Plan, Pending Completion of Merger	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
Freeport-McMoran Copper & Gold, Inc.	FCX	35671D857	Annual	06/11/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Ratify Appointment of Independent Auditors	MGMT	FOR	FOR
					3) Approve 2009 Annual Incentive Plan	MGMT	FOR	FOR
					4) Shareholder Proposal – Select Board Candidate with Expertise in Environmental Matters	SHDLR	AGAINST	AGAINST

Chesapeake Energy Corp.	CHK	165167107	Annual	06/12/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					3) Approve Amendment to Long Term Incentive Plan	MGMT	FOR	FOR
					4) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					5) Shareholder Proposal – Annual Election of Directors	SHDLR	AGAINST	AGAINST
					6) Shareholder Proposal – Majority Voting Standard for Director Elections	SHDLR	AGAINST	AGAINST
					7) Shareholder Proposal – Corporate Non-Discrimination Policy	SHDLR	AGAINST	AGAINST
Sirius XM Radio, Inc.	SIRI	82967N108	Annual	05/27/2009	1a) Election of Director –- Joan L. Amble	MGMT	FOR	FOR
					1b) Election of Director – Leon D. Black	MGMT	FOR	FOR
					1c) Election of Director – Lawrence F. Gilberti	MGMT	FOR	FOR
					1d) Election of Director – E.W. Hartenstein	MGMT	FOR	FOR
					1e) Election of Director – James P. Holden	MGMT	FOR	FOR
					1f) Election of Director – Chester A. Huber, Jr.	MGMT	FOR	FOR
					1g) Election of Director – Mel Karmazin	MGMT	FOR	FOR
					1h) Election of Director – John W. Mandel	MGMT	FOR	FOR
					1i) Election of Director – James F. Mooney	MGMT	FOR	FOR
					1j) Election of Director – Gary M. Parsons	MGMT	FOR	FOR
Sirius XM Radio, Inc. (cont’d)	SIRI	82967N108	Annual	05/27/2009	1k) Election of Director – Jack Shaw	MGMT	FOR	FOR
					1l) Election of Director – Jeffrey D. Zients	MGMT	FOR	FOR
					2) Amend Certificate of Incorporation – Increase Authorized Shares	MGMT	FOR	FOR
					3) Amend Certificate of Incorporation – Approve Reverse Stock Split, Prior to 06/30/2010 and Decrease Authorized Shares	MGMT	FOR	FOR
					4) Approve 2009 Long Term Stock Incentive Plan	MGMT	FOR	FOR
					5) Approve Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					6) Shareholder Proposal – Advisory Vote on Executive Compensation	SHDLR	AGAINST	AGAINST
Petrohawk Energy Corp.	HK	716495106	Annual	06/18/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Approve Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT	FOR	FOR
					3) Approve Amendment to 2004 Employee Stock Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					4) Approve Amendment to 2004 Non-Employee Director Incentive Plan, Increase Authorized Shares	MGMT	FOR	FOR
					5) Approve Amendment to Certificate of Incorporation, Allow Board of Directors to Amend By Laws	MGMT	FOR	FOR
					6) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT	FOR	FOR

American Int’l Group, Inc.	AIG	026874107	Annual	06/30/2009	1a) Election of Director –- Dennis D. Dammerman	MGMT	FOR	FOR
					1b) Election of Director – Harvey Golub	MGMT	FOR	FOR
					1c) Election of Director – Laurette T. Koellner	MGMT	FOR	FOR
					1d) Election of Director – Edward M. Liddy	MGMT	FOR	FOR
					1e) Election of Director – Christopher S. Lynch	MGMT	FOR	FOR
					1f) Election of Director – Arthur C. Martinez	MGMT	FOR	FOR
					1g) Election of Director – George L. Miles, Jr.	MGMT	FOR	FOR
					1h) Election of Director – Robert S. Miller	MGMT	FOR	FOR
					1i) Election of Director – Suzanne Nora Johnson	MGMT	FOR	FOR
					1j) Election of Director – Morris W. Offit	MGMT	FOR	FOR
					1k) Election of Director – Douglas M. Steenland	MGMT	FOR	FOR
					2) Approve Non-Binding Shareholder Resolution on Executive Compensation	MGMT	FOR	FOR
					3) Amend Restated Certificate of Incorporation, Increase Authorized Shares of Common Stock	MGMT	FOR	FOR
					4) Amend Restated Certificate of Incorporation, Effect a Reverse Stock Split of One-for-Twenty	MGMT	FOR	FOR
					5) Amend Restated Certificate of Incorporation, Increase Authorized Shares of Preferred Stock	MGMT	FOR	FOR

6) Amend Restated Certificate of Incorporation, Authorized Issuance of Preferred Stock Not Equal in Rank and Cause Preferred Stock Issued to the US Treasury, Including Series E and F, to rank Senior to all other Series of Preferred Stock

						MGMT	FOR	FOR
					7) Amend Restated Certificate of Incorporation, Eliminate any Restriction on the Pledging of All or Substantially All of the Property or Assets of AIG	MGMT	FOR	FOR
					8) Ratify Selection of Independent Registered Public Accounting Firm	MGMT	FOR	FOR
					9) Shareholder Proposal – Executive Compensation Retention upon Termination of Employment	SHDLR	AGAINST	AGAINST
					10) Shareholder Proposal – Special Meetings of Shareholders	SHDLR	AGAINST	AGAINST
					11) Shareholder Proposal – Reincorporation in North Dakota	SHDLR	AGAINST	AGAINST
Research in Motion Ltd.	RIMM	760975102	Annual	07/14/2009	1) For the Recommended Directors	MGMT	FOR	FOR
					2) Re-Appointment of Independent Auditors	MGMT	FOR	FOR
Citigroup, Inc.	C	172967101	Proxy	07/24/2009	1) Approve Dividend Blocker Amendment	MGMT	FOR	FOR
					2) Approve Director Amendment	MGMT	FOR	FOR
					3) Approve Retirement Amendment	MGMT	FOR	FOR
					4) Approve Authorized Preferred Stock Increase	MGMT	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Fund, Inc.

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 25, 2009

      ---------------

* Print the name and title of each signing officer under his or her signature.